Reconciliation of Financial Statements to Form 5500 - Reconciliation of Net Assets Available for Benefit (Details) - EBP 100 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits per the financial statements	$ 26,893,899,824	$ 23,585,553,194
Deemed distributions	(731,504)	(788,044)
Amounts allocated to withdrawing participants	(7,573,665)	(4,729,325)
Net assets available for benefits per the Form 5500	$ 26,885,594,655	$ 23,580,035,825